Shareholder's Equity - Raised Capital (Details) - € / shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Shareholder's Equity
Number of shares issued	177,553,456	177,186,000	176,953,000	176,608,000
Number of shares outstanding	177,553,456
Nominal amount per share	€ 1